Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment, Net [Abstract]
Buildings and leasehold improvements	$ 822,122	$ 680,879
Furniture, fixtures and equipment	349,750	316,749
Total	1,171,872	997,628
Less: Accumulated depreciation	(315,198)	(283,080)
Property and equipment, net	$ 856,674	$ 714,548